Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrealized gain (loss) on marketable securities
Beginning balance	$ (934)	$ (1,420)	$ (1,926)
Other comprehensive income before reclassifications, net of tax	1,969	197	475
Other Comprehensive Income (Loss) before Reclassifications, Tax	367
Net realized loss (gains) reclassified from OCI	91	289	31
Net current period other comprehensive loss	2,060	486	506
Ending balance	1,126	(934)	(1,420)
Unrealized gain on Hedging transactions
Beginning balance	1,449	0	0
Other comprehensive income before reclassifications	5,328	1,728	0
Net realized loss (gains) reclassified from OCI	(5,103)	(279)	0
Net current period other comprehensive income	225	1,449	0
Ending balance	$ 1,674	$ 1,449	$ 0